Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 491,676	¥ 680,456	¥ 722,717
Provision for loan losses	122,927	126,623	141,457
Charge-offs		185,060	190,508
Recoveries		10,232	10,297
Net charge-offs		174,828	180,211
Others		(140,575)	(3,507)
Allowance for loan losses at end of period		491,676	680,456
IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	651,620
Provision for loan losses	122,927
Charge-offs	180,254
Recoveries	11,042
Net charge-offs	169,212
Others	(347)
Allowance for loan losses at end of period	604,988	651,620
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs		161,526	157,373
Recoveries		9,658	9,852
Domestic [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs	139,496
Recoveries	9,767
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	114,306	128,347	134,664
Provision for loan losses		19,872	29,699
Charge-offs		23,534	33,135
Recoveries		574	445
Allowance for loan losses at end of period		114,306	¥ 128,347
Foreign [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	153,167
Provision for loan losses	46,597
Charge-offs	40,758
Recoveries	1,275
Allowance for loan losses at end of period	¥ 155,114	¥ 153,167